SUPPLEMENT DATED FEBRUARY 11, 2025
TO

PROSPECTUSES DATED APRIL 29, 2011
FOR PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
AND FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUSES DATED APRIL 25, 2007
FOR FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE AND
FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT I

This supplement contains information regarding changes to a Fund that is available under your Policy.

Effective the date of the 2025 fund prospectus, the name of the following Fund will be changed:

Current Name	New Name

Invesco V.I. Capital Appreciation Fund	Invesco V.I. Discovery Large Cap Fund

THE POLICIES REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.